RESULTS FROM OPERATING ACTIVITIES - Other Income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment	R 0.6	R 10.3	R 6.6
Income from reimbursements under insurance policies	1.2	0.0	84.7
Sundry income	0.2	0.1	0.0
Other income	R 2.0	10.4	91.3
Receipts from claims		R 31.7	R 53.0